Expense by Nature	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Expense by nature
10	Expense by nature

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cost of raw materials	57,101,961	42,082,307	54,457,558
Cost of trading products	21,566,364	11,467,420	10,929,127
Employee benefit expenses (note 11)	3,147,372	3,143,219	3,456,765
Depreciation and amortization:
Property, plant and equipment (note 16)	1,507,804	1,553,039	1,621,459
Investment properties (note 17)	14,694	15,184	15,325
Other non-current assets (note 14)	214,292	226,263	294,617
Right-of-use assets (note 15)	101,998	32,653	34,307
Repairs and maintenance expenses	1,089,829	1,060,624	1,587,955
Changes of work in progress and finished goods	446,779	862,652	(235,402)
Transportation costs	297,416	274,002	238,405
Inventory write-down (note 21)	70,178	220,888	150,883
External processing fee	215,288	215,467	213,691
Commission expense (note 33)	125,641	104,598	110,552
Impairment loss of property, plant and equipment (note 16)	486	87,570	587,622
Impairment loss of investments accounted for using equity method (note 20)	—	—	28,392
Auditors’ remuneration – audit services	7,800	7,800	6,837
Expenses relating to short-term leases	2,961	3,731	6,938